CONDENSED STATEMENT OF CASH FLOWS - USD ($)	4 Months Ended
	Jun. 30, 2020	Jun. 09, 2020
Cash Flows from Operating Activities:
Net loss	$ (233,518)	$ (57,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on marketable securities, dividends and interest held in Trust Account	13,413
Changes in operating assets and liabilities:
Prepaid expenses	(369,516)	(371,800)
Accrued expenses	139,835
Accounts payable	3,665	4,094
Net cash used in operating activities	(446,121)	(424,813)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(149,500,000)	(149,500,000)
Net cash used in investing activities	(149,500,000)	(149,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	250,000	250,000
Repayment of note payable to related party	(250,000)	(250,000)
Proceeds received from initial public offering, gross	149,500,000	149,500,000
Proceeds received from private placement	4,990,000	4,990,000
Offering costs paid	(3,280,743)	(3,165,206)
Net cash provided by financing activities	151,209,257	151,324,794
Net Change in Cash	1,263,136	1,399,981
Cash - beginning of the period	0	0
Cash - end of the period	1,263,136	1,399,981
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000	25,000
Offering costs included in accounts payable	262,278	117,634
Offering costs included in accrued expenses		275,000
Deferred underwriting commissions	5,232,500	5,232,500
Value of Class A ordinary shares subject to possible redemption	$ 140,480,960	$ 140,642,550